Investments in affiliates (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest held	19.40%	19.40%
Long-term investment, at cost, less impairment	$ 5,540,000	$ 5,540,000
Blue Sky
Interest held	19.40%	19.40%
Long-term investment, at cost, less impairment	$ 5,540,000	$ 5,540,000